Condensed Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Condensed Consolidated Statements Of Operations
Revenues, net	$ 714,044	$ 668,719	$ 2,273,395	$ 2,263,812	$ 3,157,532	$ 2,890,652
Cost of Revenues	610,119	441,061	1,859,497	1,652,449	2,353,095	2,170,265
Gross Profit	103,925	227,658	413,898	611,363	804,437	720,387
Operating Expenses:
Selling, general and administrative expenses	2,144,255	1,396,637	6,697,392	4,658,596	6,665,082	4,667,122
Total Operating Expenses	2,144,255	1,396,637	6,697,392	4,658,596	6,665,082	4,667,122
Loss from Operations	(2,040,330)	(1,168,979)	(6,283,494)	(4,047,233)	(5,860,645)	(3,946,735)
Other Income (Expense):
Interest expense	(40,621)	(24,602)	(64,111)	(85,586)	(227,094)	(182,943)
Interest income	45	53	138	221	274	436
Loss on abandonment of fixed assets					0	(4,819)
Total Other Income (Expense)	(40,576)	(24,549)	(63,973)	(85,365)	(226,820)	(187,326)
Net Loss	(2,080,906)	(1,193,528)	(6,347,467)	(4,132,598)	(6,087,465)	(4,134,061)
Other Comprehensive Income (Loss)	(569)	0	(1,727)	0
Net Comprehensive Loss	$ (2,081,475)	$ (1,193,528)	$ (6,349,194)	$ (4,132,598)	$ (6,086,197)	$ (4,134,061)
Net Loss Per Common Share:
Basic	$ (0.03)	$ (0.03)	$ (0.11)	$ (0.10)	$ (0.13)	$ (0.16)
Weighted Average Common Shares Outstanding:
Basic	62,383,258	45,490,256	58,354,759	40,177,948	42,438,849	26,216,795